Registration Nos. 333-84639
					811-9521


		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, DC 20549


			     FORM N-1A


		REGISTRATION STATEMENT UNDER THE
		    SECURITIES ACT OF 1933		X


		Pre-Effective Amendment No. ___		__

		Post-Effective Amendment No. 23		X
			 and/or


		REGISTRATION STATEMENT UNDER THE
		 INVESTMENT COMPANY ACT OF 1940		X

			Amendment No. 26		X

		(Check appropriate box or boxes)


			MANAGERS AMG FUNDS
-----------------------------------------------------------------
	(Exact Name of Registrant as Specified in Charter)


	40 Richards Avenue, Norwalk, Connecticut 06854
-----------------------------------------------------------------
	   (Address of Principal Executive Offices)


		Philip H. Newman, P.C.
		Goodwin Procter LLP
		Exchange Place
		Boston, MA 02109-2881
-----------------------------------------------------------------
	   (Name and Address of Agent for Service)



As soon as practicable after the effective date of this Registration Statement
------------------------------------------------------------------------------
	(Approximate Date of Proposed Public Offering)



It is proposed that this filing will become effective (check appropriate box):

 [ ] Immediately upon filing pursuant to paragraph (b)

 [X] On July 1, 2003, pursuant to paragraph (b)

 [ ] 60 days after filing pursuant to paragraph (a)(1)

 [ ] On (date) pursuant to paragraph (a)(1)

 [ ] 75 days after filing pursuant to (a)(2) of Rule 485

 [ ] On (date) pursuant to paragraph (a)(2) of Rule 485



If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

			MANAGERS AMG FUNDS

			SYSTEMATIC VALUE FUND



			Investor Class
			Institutional Class
			----------------------


			PROSPECTUS
			DATED July 1, 2003




The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

			TABLE OF CONTENTS
			-----------------


						PAGE

KEY INFORMATION					 1
  Summary of the Goals, Principal Strategies
   and Principal Risk Factors of the Fund	 1

PERFORMANCE					 2

FEES AND EXPENSES OF THE FUND			 3
  Fees and Expenses				 3
  Example					 3

SYSTEMATIC VALUE FUND				 4
  Objective					 4
  Principal Investment Strategies		 4
  Should You Invest in this Fund? 		 4

MANAGERS AMG FUNDS				 5

PAST PERFORMANCE OF SYSTEMATIC			 6

YOUR ACCOUNT					 7
  Minimum Investments in the Fund		 8

HOW TO PURCHASE SHARES				 9

DISTRIBUTION PLAN				 9

HOW TO SELL SHARES			        10

INVESTOR SERVICES			        10

OPERATING POLICIES				11

ACCOUNT STATEMENTS				11

DIVIDENDS AND DISTRIBUTIONS			11

TAX INFORMATION					12

CONTACT INFORMATION				13

ADDITIONAL INFORMATION				14


			KEY INFORMATION
			---------------

This Prospectus contains important information for anyone interested in investing in Investor Class or Institutional Class shares of the SYSTEMATIC VALUE FUND (the "Value Fund" or the "Fund"), a series of MANAGERS AMG FUNDS. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

SUMMARY OF THE GOALS, PRINCIPAL STRATEGIES AND PRINCIPAL RISK
FACTORS OF THE FUND

The following is a summary of the goal, principal strategies and principal risk factors of the Fund.




GOAL			PRINCIPAL STRATEGIES 		PRINCIPAL RISK FACTORS
----------------	-------------------------	----------------------
Long-term capital	Primarily invests in common	Market Risk
Appreciation		and preferred stocks of		Management Risk
			medium- and large-		Sector Risk
			capitalization U.S. companies	Value Stock Risk
							Mid-Capitalization Stock Risk
							Large-Capitalization Stock Risk

			Invests in companies that, at
			the time of purchase, have
			market capitalizations over $3
			billion

			Ordinarily chooses investments
			believed to be undervalued
			relative to a company's
			historic and expected earnings



All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.

MARKET RISK
-----------
The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite unique influences on individual companies, stock prices, in general, rise and fall as a result of investors' perceptions of the market as a whole.
The consequences of market risk are that if the stock market drops in value, the value of a Fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of a Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

MANAGEMENT RISK
---------------
The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of a Fund's investment strategy depends significantly on the skill of Systematic Financial Management, L.P. ("Systematic"), the Fund's sub-advisor, in assessing the potential of the securities in which the Fund invests. Systematic will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

SECTOR RISK
-----------
Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

VALUE STOCK RISK
----------------
"Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. With value investing, a stock may not achieve its expected value because the circumstances causing it to be underpriced do not change. For this reason, the Fund may underperform other stock funds (such as growth stock funds) when value stocks are out of favor.

MID-CAPITALIZATION STOCK RISK
-----------------------------
Mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, to the extent it invests in mid-cap stocks, the Fund may underperform other stock funds (such as funds that focus on small or large capitalization companies) when stocks of medium-sized companies are out of favor.

LARGE-CAPITALIZATION STOCK RISK
-------------------------------
Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial or other market conditions. For these and other reasons, the Fund may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large capitalization companies are out of favor.

			   PERFORMANCE
			   -----------

Because the Fund does not have at least one calendar year of annual returns, this Prospectus does not include Fund performance information.


		FEES AND EXPENSES OF THE FUND
		-----------------------------

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF
YOU BUY AND HOLD INVESTOR CLASS OR INSTITUTIONAL CLASS SHARES OF
THE FUND.

FEES AND EXPENSES
-----------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)




					Investor Institutional
					Class	 Class
					-----	 -----
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of the
  offering price)			None	 None
Maximum Deferred Sales Charge (Load)	None	 None
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends and Other
  Distributions				None	 None
Redemption Fee				None	 None
Exchange Fee				None	 None
Maximum Account Fee	    		None	 None



			ANNUAL FUND OPERATING EXPENSES
		(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
		---------------------------------------------



					Investor	Institutional
					Class		Class
					--------	------------
Management Fee				0.70%		0.70%
Distribution (12b-1) Fees		0.25%		0.00%
Other Expenses				1.50%		1.50%
					-----		-----
Total Annual Fund Operating Expenses	2.45%		2.20%
Fee Waiver and Reimbursement (1)       -1.30%	       -1.30%
					-----		-----
Net Annual Fund Operating Expenses	1.15%		0.90%
					=====		=====


(1) Although the Investor Class is subject to a Rule 12b-1 Plan of Distribution that permits payments of the Fund's average daily net assets, no payments have been authorized under the plan to date.

 (2) The Managers Funds LLC and Systematic have contractually agreed, through July 1, 2004, to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.15% and 0.90% of the average daily net assets of the Investor Class and Institutional Class respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to the Fund's contractual expense limitation, The Managers Funds LLC may recover from the Fund fees waived and expenses paid to the extent that the Fund's Total Annual Fund Operating Expenses do not exceed that contractual expense limitation amount. See "Managers AMG Funds."

EXAMPLE
-------
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in each of the Investor Class and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:



			1 Year	3 Years	5 Years	10 Years
			------	-------	-------	--------
Investor Class		$117	$575	$1,126	$2,632

Institutional Class	$92	$498	$998	$2,376


The Example reflects the impact of the Fund's contractual expense limitation through July 1, 2004 covered by the Example.

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.



			SYSTEMATIC VALUE FUND
			---------------------

OBJECTIVE
---------
The Value Fund's investment objective is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------
The Value Fund invests at least 80% of its net assets in common and preferred stocks of medium- and large-capitalization U.S. companies. The term "medium- and large-capitalization companies" refer to companies that, at the time of purchase, have market capitalizations over $3 billion. Systematic, the Fund's sub-advisor, selects stocks of companies that it believes are undervalued relative to a company's historic and expected earnings. Ordinarily, the Value Fund will invest in companies from all sectors of the market based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for "catalysts" which could positively or negatively affect prices of current and potential companies for the Fund.

Systematic's investment process emphasizes stocks with lower price earnings ratios, strong balance sheets and earnings potential confirmed through cash flow analysis. Systematic conducts historic and expected earnings screening to identify approximately 65 top investment candidates. Systematic conducts comprehensive fundamental analysis on identified purchase candidates. As part of its fundamental analysis, Systematic looks for companies that will have strong earnings growth and improving margins, and which trade at valuations that are low relative to their historic and expected earnings.

Ordinarily, the Value Fund will sell a stock if the company's financial position deteriorates, if the earnings outlook changes, or if there is a negative earnings surprise.

For temporary defensive purposes, the Value Fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the Value Fund is invested in these instruments, the Value Fund will not be pursuing its investment objective. Systematic may sell any security when it believes the sale is in the Fund's interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund's transaction costs and may increase your tax liability.

SHOULD YOU INVEST IN THIS FUND?
===============================
This Fund MAY be suitable if you:

	* Are seeking an opportunity for some equity returns in your investment portfolio

	* Are willing to accept a higher degree of risk for the opportunity of higher potential returns

	* Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:

	* Are seeking stability of principal

	* Are investing with a shorter time horizon in mind

	* Are uncomfortable with stock market risk

	* Are seeking current income

WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

			MANAGERS AMG FUNDS
			------------------

Managers AMG Funds is part of the Managers Funds Family of Funds mutual fund family comprised of different mutual funds, each having distinct investment management objectives, strategies, risks and policies. The Value Fund is one of the funds currently available in the Managers Funds Family of Funds. The Fund has two classes of shares, the Investor Class shares and the Institutional Class shares.

The Managers Funds LLC (the "Investment Manager" or "TMF"), located at 40 Richards Avenue, Norwalk, CT 06854, serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Investment Manager also monitors the performance, security holdings and investment strategies of Systematic, the sub-advisor of the Fund. Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of TMF, serves as the distributor for the Fund.

Systematic has day-to-day responsibility for managing the Fund's portfolio. Systematic, located at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, NJ 07666, was formed in 1982. Affiliated Managers Group, Inc., an indirect wholly-owned subsidiary of which serves as Managing Member of TMF, indirectly owns a majority interest in Systematic. As of March 31, 2003, Systematic had assets under management of approximately
$4.5 billion.

Joe Joshi, Kevin McCreesh and Ron Mushock are the investment team for the Value Fund. Joe Joshi has been the Chief Investment Officer of Systematic since 1996. Kevin McCreesh has been a Senior Portfolio Manager with the firm since 1996. Ron Mushock has been a Portfolio Manager and Senior Equity Analyst with the firm since 1997. A team of senior analysts works closely with the investment team evaluating and selecting stocks for the Fund.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Systematic 0.70% of the average daily net assets of the Fund for its services as sub-advisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund.

The Investment Manager has contractually agreed, through July 1, 2004, to waive fees and pay or reimburse the Investor Class and Institutional Class of the Fund to the extent total expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) exceed 1.15% and 0.90% of the average daily net assets of the Investor Class and Institutional Class, respectively. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed to either the Investor Class or Institutional Class in future years provided that the repayment occurs within three years after the waiver or reimbursement and that such repayment would not cause the expenses in any such future year to exceed 1.15% and 0.90% of the average daily net assets of the Investor Class and Institutional Class, respectively. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Systematic from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

	PAST PERFORMANCE OF OTHER SYSTEMATIC ACCOUNTS
	---------------------------------------------

The table below sets forth the investment performance for the period from January 1, 1993 to December 31, 2002 of Systematic's Large Cap Composite (the "Composite") which represents discretionary commission accounts of $5,000,000 or more (the "Accounts") managed by Systematic with investment objectives, policies and strategies substantially similar to those of the Value Fund. The Composite represents an asset-weighted composite of the internal rates of return for all the Accounts during each period indicated and has been adjusted to give effect on a quarterly basis to fees and expenses in the amount of 0.90%, which is the expense ratio of the Institutional Class, net of contractual waivers and reimbursements. The table illustrates how the performance of the Composite has varied over the past ten years, assuming reinvestment of all dividend and capital gain distributions. The Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, as amended, which may have adversely affected performance. The performance shown below is not the performance of the Value Fund and is not indicative of the Value Fund's future performance. Returns for the Composite are calculated in accordance with industry standards for separate accounts not in the manner required for mutual funds by the SEC. The table compares the Composite's performance to the Russell 1000 Value Index. Although used as a benchmark, the performance of the Russell 1000 Value Index does not reflect any fees or expenses.





						RUSSELL
                                                1000 VALUE
                                COMPOSITE	INDEX
				---------	-----
Average Annual
Total Return:
-------------
1 Year                         	-17.07%	        -15.52%
3 Years                          -5.09%	         -5.14%
5 Years                           1.12%	          1.16%
10 Years                         11.68%	         10.80%

Quarterly Returns
-----------------
March 31, 2002    		  3.25%	          4.09%
June 30, 2002			 -8.81%          -8.52%
September 30, 2002              -16.88%        	-18.77%
December 31, 2002                 5.96%           9.22%
Total Annual Return - 2002      -17.07%         -15.52%

Quarterly Returns
-----------------
March 31, 2001                   -4.11%	         -5.86%
June 30, 2001                     3.75%           4.88%
September 30, 2001              -14.27%        	-10.95%
December 31, 2001                 7.17%           7.37%
Total Annual Return - 2001       -8.59%          -5.59%

Quarterly Returns
-----------------
March 31, 2000      		  3.32%           0.48%
June 30, 2000                    -5.69%          -4.69%
September 30, 2000               10.23%           7.86%
December 31, 2000                 5.01%           3.60%
Total Annual Return - 2000       12.78%           7.02%

Quarterly Returns
-----------------
March 31, 1999                    2.54%           1.43%
June 30, 1999                    14.05%          11.28%
September 30, 1999               -7.13%          -9.80%
December 31, 1999                 7.50%           5.43%
Total Annual Return - 1999       16.74%           7.35%




						RUSSELL
						1000 VALUE
                        	COMPOSITE	INDEX
				---------	-----
Quarterly Returns
-----------------
March 31, 1998           	11.75%         	11.66%
June 30, 1998       		-2.21%     	 0.45%
September 30, 1998             -21.56%         -11.58%
December 31, 1998               23.61%      	16.61%
Total Annual Return - 1998       5.96%      	15.63%

Quarterly Returns
-----------------
March 31, 1997                  -0.85%     	 2.56%
June 30, 1997                   16.18%    	14.74%
September 30, 1997              18.60% 	         9.96%
December 31, 1997               -3.02%  	 4.47%
Total Annual Return - 1997      32.49%   	35.18%

Quarterly Returns
-----------------
March 31, 1996			 5.81%      	 5.66%
June 30, 1996                    1.83% 	         1.72%
September 30, 1996               3.91%     	 2.91%
December 31, 1996               13.87%      	 9.98%
Total Annual Return - 1996      27.46%   	21.64%

Quarterly Returns
-----------------
March 31, 1995                   8.89%    	 9.50%
June 30, 1995                    9.65%    	 8.95%
September 30, 1995              10.96%  	 8.74%
December 31, 1995                3.15%    	 6.64%
Total Annual Return - 1995      36.63%    	38.33%

Quarterly Returns
-----------------
March 31, 1994   		-2.61%   	-3.50%
June 30, 1994                   -2.03%  	 0.62%
September 30, 1994               5.85% 	         2.55%
December 31, 1994               -2.67%     	-1.58%
Total Annual Return - 1994      -1.69%     	-2.00%

Quarterly Returns
-----------------
March 31, 1993                  10.36%  	 9.66%
June 30, 1993                    3.81%     	 2.93%
September 30, 1993               8.14%    	 4.94%
December 31, 1993                1.56%   	-0.27%
Total Annual Return - 1993                	25.80%
18.13%




			FINANCIAL HIGHLIGHTS
			--------------------

The following Financial Highlights table is intended to help you understand the Fund's Institutional Class shares' financial performance for the past fiscal period. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from the Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund's Annual Report, which is available upon request.


					From April 1, 2002*
					to February 28, 2003
					--------------------
Net Asset Value, Beginning of Period		$10.00


Income from Investment Operations:
 Net investment income				  0.03
 Net realized and unrealized loss on
  investments					 (1.92)

Total from investment operations		 (1.89)

Less Distributions to Shareholders from:
 Net investment income				 (0.02)
					---------------

Net Asset Value, End of Period			 $8.09

Total Return (a)				(18.91)% (b)

Ratio of net expenses to average net
 assets						  0.90% (c)

Ratio of net investment income to
 average net assets 				  0.86% (c)

Portfolio turnover				   119% (b)

Net assets at end of period (000's omitted)	  $7,707
=============================================================

Expense Offsets (d)
--------------------

Ratio of total expenses to average net
 assets						  2.20% (c)

Ratio of net investment loss to average net
 assets						 (0.44)% (c)

=============================================================

* Commencement of operations.
(a) Total returns and net investment income would have been lower had certain expenses not been reduced.

(b) Not annualized.

(c) Annualized.

(d) Ratio information assuming no reduction of Fund expenses.



			YOUR ACCOUNT
			------------

You may invest in the Fund by purchasing either Investor Class or Institutional Class shares. Each Class of shares is subject to different minimum initial investment amounts, as described below. Investor Class shares are subject to the expenses of a plan of distribution adopted by the Board of Trustees, which will result in the Investor Class shares experiencing a lower total return than the Institutional Class shares. The net asset value per share of the two Classes may also differ. In all other material respects, Investor Class and Institutional Class shares are the same, each share representing a proportional interest in the Fund. The Fund's NAV is calculated at the close of business of the NYSE, usually 4:00 p.m. New York Time.

As an investor, you pay no sales charges to invest in the Fund and you pay no charges for exchanges within the Managers Funds Family of Funds or even to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the NET ASSET VALUE (NAV) PER SHARE of the Investor Class or Institutional Class, as the case may be, next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the "NYSE") is open for trading. The NAV per share of each Class is equal to the Fund's net worth (assets minus liabilities) allocable to the Class of shares divided by the number of shares outstanding of that Class.

The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

MINIMUM INVESTMENTS IN THE FUND
-------------------------------
Cash investments in the Fund must be in U.S. Dollars. Third-party checks which are under $10,000 and are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

The following table provides the minimum initial and additional investments in the Fund for Investor Class and Institutional
Class shares:




Investor Class		     Initial Investment		Additional Investment
--------------		     ------------------		---------------------
Regular accounts		$ 5,000			   $ 1,000
Traditional IRA			  2,000			     1,000
Roth IRA			  2,000			     1,000

Institutional Class
-------------------
Regular accounts	 	$1,000,000		   $ 1,000
Traditional IRA			    25,000		     1,000
Roth IRA			    25,000		     1,000




The Fund or the Distributor may, in its discretion, waive the minimum and initial investment amounts at any time.

If you invest through a third-party such as a bank, broker-dealer or other financial intermediary rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

A TRADITIONAL IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRA accounts.


			HOW TO PURCHASE SHARES
			----------------------


			INITIAL PURCHASE	ADDITIONAL PURCHASES
----------------------  ----------------------  ----------------------
THROUGH YOUR 		Contact your investment Send any additional
INVESTMENT ADVISOR	advisor or other 	monies to your investment
			investment 		professional at the
			professional.		address appearing
						on your account
						statement.
----------------------  ----------------------  ----------------------
ALL SHAREHOLDERS: 	Complete the account
			application.

* By Mail		Mail the application	Write a letter of instruction
			payable to Managers AMG	and a check payable to
			funds to:		Managers AMG Funds to:


			Managers AMG Funds	Managers AMG Funds
			c/o Boston Financial	c/o Boston Financial
			 Data Services, Inc.	 Data Services, Inc.
			P.O. Box 8517		P.O. Box 8517
			Boston, MA 02266-8517	Boston, MA 02266-8517

						Include your account # and
						Fund name on your check


* By Telephone		Not Available		If your account has already
						been established, call the
						Transfer Agent at
						(800) 252-0682. The minimum
						additional investment is
						$1,000.
----------------------  ----------------------  ----------------------
* By Internet		Not Available 		If your account has
						already been
						established, see
						our website at
						http://www.managersamg.com.
						The minimum additional
						investment is $1,000.
----------------------  ----------------------  ----------------------




NOTE:	IF YOU REDEEM SHARES FOLLOWING A PURCHASE BY CHECK, THE
FUND MAY HOLD THE PROCEEDS OF YOUR REDEMPTION FOR UP TO 15
CALENDAR DAYS TO ENSURE THAT THE CHECK HAS CLEARED.

BY WIRE:  Please call and notify the Fund at (800) 252-0682.
Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN Managers AMG Funds A/C 9905-472-8, FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

DISTRIBUTION PLAN
-----------------
The Fund has adopted a distribution plan to pay for the marketing of Investor Class shares of the Fund. Under the plan, the Board of Trustees has authorized payments at an annual rate of up to 0.25% of the Fund's average daily net assets allocable to the Investor Class shares to the Distributor for providing distribution services. Because fees for the marketing of the Fund's shares are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment in such Fund and may cost more than other types of sales charges. Institutional Class shares are not affected by expenses incurred under the distribution plan. The Trustees have not authorized the payment of any fees for the Investor Class shares to date.

			HOW TO SELL SHARES
			------------------

You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund's Transfer Agent receives your order in proper form. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m.
New York Time.




				INSTRUCTIONS
------------------------------	-----------------------------------
Through your investment 	Contact your investment advisor or
advisor				other investment professional.
------------------------------	-----------------------------------
DIRECT SHAREHOLDERS:

* By Mail			Write a letter of instruction
				containing:

				* the name of the Fund
				* dollar amount or number of
				  shares to be sold
				* your name
				* your account number
				* Signature of all owners on account

				Mail letter to:

				Managers MAG Funds
				c/o Boston Financial Data
				 Services, Inc.
				P.O. Box 8517
				Boston, MA 02266-8517


* By Telephone			If you elected telephone redemption
				privileges on your account application,
				call us at (800) 252-0682
------------------------------	-----------------------------------
* By Internet			See our website at:
				http://www.managersamg.com.
------------------------------	-----------------------------------



NOTE:	IF YOU REDEEM SHARES FOLLOWING A PURCHASE BY CHECK, THE
FUND MAY HOLD THE PROCEEDS OF YOUR REDEMPTION FOR UP TO 15
CALENDAR DAYS TO ENSURE THAT THE CHECK HAS CLEARED.

Redemptions of $250,000 and over for Institutional Class shares and $50,000 and over for Investor Class shares require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and/or securities dealers. A notary public cannot provide a signature guarantee. Each account holder's signature must be guaranteed.

Telephone redemptions are available only for redemptions which are below $250,000 for Institutional Class shares and below
$50,000 for Investor Class shares.



			INVESTOR SERVICES
			-----------------

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Automatic Redemptions allows you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

Exchange Privilege allows you to exchange your shares of the Fund for shares of other funds in the Managers Funds Family of Funds. There is no fee associated with the Exchange Privilege. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund's shares by exchange you do so on the same terms as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

			OPERATING POLICIES
			------------------

The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions to discontinue these account options.

The Fund is a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, establish one or more additional classes of shares with different preferences, privileges, and expenses.

The Fund reserves the right to:

 *	redeem an account if the value of the account falls below
	$5,000 (for Investor Class shares) or $250,000 (for
	Institutional Class shares) due to redemptions;

 *	suspend redemptions or postpone payments when the NYSE is
	closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

 *	change the minimum investment amounts;

 *	delay sending out redemption proceeds for up to seven days
	(this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

 *	make a redemption-in-kind (a payment in portfolio securities
	instead of in cash);

 *	refuse a purchase order for any reason;

 *	refuse any exchange request if determined that such request
	could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in management's discretion); and

 *	terminate or change the Exchange Privilege or impose fees in
	connection with exchanges or redemptions, including fees related to excessive trading.

ACCOUNT STATEMENTS
------------------
You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account whether taken in cash or as additional shares. You will also receive a confirmation after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
Income dividends and net capital gain distributions, if any, are normally declared and paid in December.

We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

TAX INFORMATION
---------------
Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax consultant about the status of your distributions from the Fund.

Dividends and short-term capital gain distributions are generally taxable to you as ordinary income. However, under the Jobs and Growth Tax Relief Reconcilaition Act of 2003 (effective for tax years 2003 through 2008), such distributions may under certain conditions constitute qualified dividend income eligible for a maximum rate of 15% to individuals. Capital gain distributions will be taxed as long-term capital gains regardless of how long you have held shares of the Fund. These provisions apply whether you receive the distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who;

   *	fail to provide a social security number or taxpayer
	identification number;

   *	fail to certify that their social security number or
	taxpayer identification number is correct; or

   *	fail to certify that they are exempt from withholding.

			MANAGERS AMG FUNDS
			==================

		       SYSTEMATIC VALUE FUND
		       =====================

INVESTMENT MANAGER
------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISOR
-----------
Systematic Financial Management, L.P.
300 Frank W. Burr Boulevard
Glenpointe East, 7th Floor
Teaneck, New Jersey 07666

DISTRIBUTOR
-----------
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut  06854-2325

CUSTODIAN
---------
The Bank of New York
100 Church Street
New York, New York 10286

LEGAL COUNSEL
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

TRUSTEES
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

ADDITIONAL INFORMATION
----------------------
Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information and the Semi-Annual and Annual Reports, which are available to you without charge. You may request these documents and make other inquiries as follows:

     By Telephone:          	1-800-835-3879

     By Mail:              	Managers AMG Funds
                            	40 Richards Avenue
                            	Norwalk, CT 06854

     On the Internet:      	Electronic copies are available
                          	on our website at
                          	http://www.managersamg.com


In the Fund's Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. Information about the Fund, including the Fund's current Statement of Additional Information and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission. The Fund's Statement of Additional Information is incorporated by reference into (is legally part of) this prospectus. Reports and other information about the Fund are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the Fund also may be reviewed and copied at the SEC's Public Reference Room. Call (202) 942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-9521

			MANAGERS AMG FUND

		      SYSTEMATIC VALUE FUND

			Investor Class
		     Institutional Class
		____________________________


	     STATEMENT OF ADDITIONAL INFORMATION
		      DATED July 1, 2003
__________________________________________________________________

You can obtain a free copy of the Prospectus for Systematic
Value Fund (the "Value Fund" or the "Fund") by calling Managers
AMG Funds at (800) 835-3879. The Prospectus provides basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

The Financial Statements of the Fund, including the Report of Independent Accountants, for the fiscal year ended February 28, 2003 included in the Fund's Annual Report for the fiscal year ended February 28, 2003 are incorporated into this Statement of Additional Information by reference. The Annual Report is available without charge by calling Managers AMG Funds at (800) 635-3479.

			TABLE OF CONTENTS
			-----------------


							Page
							----
GENERAL INFORMATION					 1

ADDITIONAL INVESTMENT POLICIES				 1
  Investment Techniques and Associated Risks		 1
  Diversification Requirements for the Fund		 2
  Fundamental Investment Restrictions			 2
  Portfolio Turnover					 3
  Trustees and Officers of the Trust			 4
  Independent Trustees					 4
  Interested Trustees					 4
  Officers						 6
  Trustee Share Ownership				 7
  Audit Committee					 7
  Trustees' Compensation				 7

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	 8
  Control Persons					 8
  Principal Holders					 8
  Management Ownership					 8

MANAGEMENT OF THE FUND					 8
  Investment Manager and Sub-Advisor			 8
  Compensation of Investment Manager and Sub-Advisor
   by the Fund						 8
  Fee Waivers and Expense Limitations			 9
  Investment Management and Sub-Advisory Agreements	 9
  Reimbursement Agreement				11
  Code of Ethics					11
  Distribution Arrangements				11
  Custodian						12
  Transfer Agent					12
  Independent Public Accountants			12

BROKERAGE ALLOCATION AND OTHER PRACTICES		12

PURCHASE, REDEMPTION AND PRICING OF SHARES		13
  Purchasing Shares					13
  Redeeming Shares					14
  Exchange of Shares					14
  Net Asset Value					15
  Dividends and Distributions				15
  Distribution Plan					15

CERTAIN TAX MATTERS					15
  Federal Income Taxation of Fund-In General		16
  Taxation of the Fund's Investments			16
  Federal Income Taxation of Shareholders		17
  Tax-Exempt Investors					18
  Foreign Shareholders					18
  State and Local Taxes					18
  Other Taxation					18

PERFORMANCE DATA					18
  Average Annual Total Return				19
  After Tax and Cumulative Returns			19
  Performance Comparisons				21
  Massachusetts Business Trust				21
  Description of Shares					22
  Additional Information				23

FINANCIAL STATEMENTS					23


			(i)


			GENERAL INFORMATION
			-------------------

  This Statement of Additional Information relates only to the Systematic Value Fund (the "Value Fund" or the "Fund"). The Fund has two classes of shares, the Investor Class shares and the Institutional Class shares. The Fund is a series of shares of beneficial interest of Managers AMG Funds, formed as a Massachusetts business trust (the "Trust") and part of the Managers Funds Family of Funds. The Trust was organized on June 18, 1999.

  This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

  The Managers Funds LLC (the "Investment Manager"), whose managing member is a wholly owned subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. See "Management of the Fund."


		ADDITIONAL INVESTMENT POLICIES
		------------------------------

  The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified, open-end management investment company.

Medium- and Large-Capitalization Companies
------------------------------------------
  Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common and preferred stocks of U.S. companies that, at the time of the Fund's purchase, have market capitalizations over $3 billion.

Investment Techniques and Associated Risks
------------------------------------------
  The following are descriptions of the types of securities that may be purchased by the Fund.

(1)	Common Stocks.  The Fund may invest in common stocks.
Common stocks are securities that represent a unit of ownership in a corporation. The Fund's transactions in common stock represent
"long" transactions where the Fund owns the securities being sold, or will own the securities being purchased.

(2)	Cash Equivalents.  The Fund may invest in cash
equivalents. Cash equivalents include, but are not limited to, certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

  Bankers Acceptances. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods.
These instruments become "accepted" when a bank guarantees their payment upon maturity.

  Eurodollar bankers acceptances are bankers acceptances denominated in U.S. dollars and are "accepted" by foreign branches of major U.S. commercial banks.

  Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issued against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

  Commercial Paper. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

  Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Investment Manager. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus interest at a mutually agreed upon rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements with a term of more than seven (7) days.

Repurchase agreements entail certain risks. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

(3)	Reverse Repurchase Agreements.  The Fund may enter into
reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a price and on a date mutually agreed upon between the parties. The price reflects interest at a rate in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

  The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the term of the reverse repurchase agreement itself. The Fund will establish and maintain a segregated account with the custodian consisting of cash and/or liquid securities in an amount equal to the amount of its obligation under the reverse repurchase agreement.

(4)	Securities Lending.  The Fund may lend its portfolio
securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on such investments.

Diversification Requirements for the Fund
-----------------------------------------
  The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect.

Fundamental Investment Restrictions
-----------------------------------
  The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may not:

(1)	Issue senior securities.  For purposes of this
restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

(2)	Borrow money, except (i) in amounts not to exceed 33
1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

(3)	Underwrite the securities of other issuers, except to
the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

(4)	Purchase or sell real estate, except that the Fund may
(i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5)	Purchase or sell commodities or commodity contracts,
except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(6)	Make loans, except that the Fund may (i) lend portfolio
securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7)	With respect to 75% of its total assets, purchase
securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8)	Invest more than 25% of its total assets in the
securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and
Exchange Commission.

Portfolio Turnover
------------------
  The Fund's portfolio turnover rate is computed by dividing the dollar amount of the securities it has purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

  For the period April 1, 2002 (commencement of operations) through February 28, 2003, the portfolio turnover rate for the Fund was 119%.


	BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
	-------------------------------------------

Trustees and Officers of the Trust
----------------------------------
  The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust:
40 Richards Avenue, Norwalk, Connecticut 06854.

  The Trustees hold office without limit in time except that (a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees; and
(c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

  The President, Treasurer and Secretaries of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

Independent Trustees
--------------------
  The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:


		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Jack W.Aber	Trustee since 	 Professor of Finance,	     22	      Trustee of Appleton Growth
DOB: 9/9/37	1999		 Boston University 			Fund (1 portfolio);
				 School of Management		      Trustee of Third Avenue
				 (1972-Present)				Trust (4 portfolios);
								      Trustee of Third Avenue
								      Variable Trust (1 portfolio)
-------------   ---------------- ---------------------  ------------- ----------------------------
William E.	Trustee since	 President and Owner,	     22	      Trustee of Third Avenue
Chapman,II	1999		 Longboat Retirement			Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		      Trustee of Third Avenue
				 (1998-Present);		      Variable Trust (1 portfolio)
				 Hewitt Associates,LLC
				 (part time)(provider
				 of Retirement and
				 Investment Education
				 Seminars); President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   ---------------- ---------------------- ------------- ---------------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     22      Trustee of Third Avenue
Kaier		1999		 Hamilton & Putnam (1977-	      Trust (4 portfolios);
DOB: 9/23/45			 Present)			      Trustee of Third Avenue
								      Variable Trust (1 portfolio)

-------------   ---------------- ---------------------- ------------- ---------------------------
Eric Rakowski	Trustee since	 Professor, University of     22      Trustee of Third Avenue
DOB:6/5/58	1999		 California at Berkeley		      Trust (4 portfolios)
				 School of Law (1990-		      Trustee of Third Avenue
				 Present); Visiting 		      Variable Trust (1 portfolio)
				 Professor, Harvard Law
				 School (1998-1999)
-------------   ---------------- ---------------------- ------------- ---------------------------





* The Fund complex consists of Managers AMG Funds, The Managers
Funds, Managers Trust I and Managers Trust II.


Interested Trustees
-------------------
  The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.


NAME		POSITION(S) HELD			NUMBER OF FUNDS  OTHER
AND DATE 	WITH TRUST AND	 PRINCIPAL OCCUPATIONS  IN FUND COMPLEX* DIRECTORSHIPS
OF BIRTH     	LENGTH OF TIME	 DURING PAST 5 YEARS	OVERSEEN BY      HELD BY TRUSTEES



	   	SERVED	 				TRUSTEE

-------------   ---------------- ---------------------  ------------- ---------------------------
Sean M.Healey	Trustee since	 President and Chief 	      22		None
DOB:5/9/61	1999		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
-------------   ---------------- ---------------------  ------------- ---------------------------
Peter M.	President and    President and Chief 	       22		None
Lebovitz	Trustee since 	 Executive Officer,
DOB :1/18/55	2002		 The Managers Funds
				 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Mgmt.,Inc. (1989-
				 1993)
-------------   ---------------- ---------------------  ------------- ---------------------------



* The Fund complex consists of Managers AMG Funds, The Managers
Funds, Managers Trust I and Managers Trust II.

Officers
--------

		POSITION(S) HELD
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS
OF BIRTH	   SERVED

-------------   ---------------- --------------------------------------

Galan G.Daukas	Chief Financial	  Chief Operating Officer,The Managers
DOB:10/24/63	Office since 2002 Funds LLC (2002-Present); Chief Financial
				  Officer The Managers Funds, Managers Trust
				  I and Managers Trust II (2002-Present)
				  Chief Operating Officer
				  and Chairman of the Management Committee,
				  Harbor Capital Management Co., Inc. (2000-
				  2002); Chief Operating Officer, Fleet
				  Investment Advisors (1992-2000)
-------------   ---------------- ---------------------------------------

John Kingston,	Secretary since	  Senior Vice President and General Counsel,
III		1999		  (2002-Present), Affiliated Managers Group,
DOB: 10/23/65			  Inc.;Senior Vice President and acting in an
				  Associate General Counsel role, Affiliated
				  Managers Group, Inc. (1999-2002); Director
				  and Secretary, Managers Distributors, Inc.
				  (2000-Present); General Counsel, Morgan
				  Stanley Dean Witter Investment Management,
				  Inc. (1998-1999); Associate, Ropes and Gray
				  (1994-1998)
-------------   ---------------- ---------------------------------------

Donald S. 	Treasurer 	  Director, Finance and Planning, The
Rumery		since 1999	  Managers Funds LLC,(1994-Present);
DOB:5/29/58	   		  Treasurer and Chief Financial Officer,
				  Managers Distributors, Inc. (2000-Present);
				  Secretary and Treasurer, Managers Trust I
				  and Managers Trust II (2000 to Present),
				  Treasurer of The Managers Funds
			          (1995-Present) and Secretary, The Managers
				  Funds (1997-Present).
-------------   ---------------- --------------------------------------

Trustee Share Ownership
-----------------------


----------------------	-----------------------	------------------------------
						Aggregate Dollar Range of Equity
						Securities in All Registered
			Dollar Range of Equity	Investment Companies Overseen by
			Securities in the Fund	Trustee in Family of Investment
			Beneficially Owned as 	Companies* Beneficially Owned
			of December 31, 2002	as of December 31, 2002
----------------------	-----------------------	------------------------------
Independent Trustees:
======================
Jack W. Aber		    	 None		     $10,001 to $50,001
William E. Chapman II	    	 None	      	      Over $100,000
Edward J. Kaier		   	 None	              Over $100,000
Eric Rakowski		 	 None		     $50,001 to $100,000

----------------------	-----------------------	------------------------------
Interested Trustees:
======================
Sean M. Healey		  	 None		     $50,001 to $100,000
Peter M. Lebovitz	     	 None	       	       Over $100,000

----------------------	-----------------------	------------------------------



* The Managers Funds Family of Funds consists of Managers AMG
Funds, The Managers Funds, Managers Trust I and Managers Trust II.


Audit Committee
---------------
  The Board of Trustees has an Audit Committee consisting of the Independent Trustees. Under the terms of its charter, the Committee (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) reviews and assesses the performance of the Trust's independent public accountants, (c) makes recommendations to the full board annually as to the appointment of independent public accountants, (d) meets periodically with the independent public accountants to review the annual audits and the services provided by the independent public accountants, and (e) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.


Trustees' Compensation
----------------------

Compensation Table:


							Total Compensation
				Aggregate		from the
Name of				Compensation		Fund Complex
Trustee 			from the Fund(a)	Paid to Trustees (b)
-------				-----------------	--------------------
Independent Trustees:
---------------------
Jack W. Aber			$134			$31,500
William E. Chapman, II		$134			$31,500
Edward J. Kaier			$134			$31,500
Eric Rakowski			$134			$31,000

Interested Trustees:
--------------------
Sean M. Healey			 None			 None
Peter M. Lebovitz		 None			 None
_____________________________________________________________________________


____________________

(a)	Compensation is calculated for the period April 1, 2002
	(commencement of operations) to February 28, 2003. The Fund does not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the 12-
	month period ending February 28, 2003 for services as Trustees of The Managers Fund, Managers AMG Fund, Managers Trust I and Managers Trust II.

	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
	---------------------------------------------------

Control Persons
---------------
  As of June 23, 2003, Union Bank of California, N.A. ("Union Bank"),
400 California Street, San Francisco, California, a national Bank, "controlled" (within the meaning of the 1940 Act) the Fund. Union
Bank is a subsidiary of UnionBanCal Corporation. An entity or person that "controls" the Fund could have effective voting control over the Fund. Union Bank holds Fund shares as nominee for the benefit of certain pension plans as indicated below.

Principal Holders
-----------------
  As of June 23, 2003, the following persons or entities owned of record more than 5% of the outstanding shares of the Fund:

Name and Address			No. of Shares	Percent
----------------------------------	-------------	-------
Union Bank Nominee, FBO Diocese Lay
Employees Pension Plan			455,092		46%
PO Box 85484, San Diego CA 92186

Union Bank Nominee, FBO Lathers
Local #144				240,974		24%
PO Box 85484, San Diego CA 92186

Wells Fargo Bank FBO Evertt Clinic	169,049		17%
PO Box 1533, Minneapolis MN 55480

Northern Trust FBO Commercial
Metals Benefit				61,446		6%
PO Box 92956, Chicago IL 60675


Wells Fargo Bank and Northern Trust each hold shares of the Fund for the benefit of certain pension plans as indicated above.

The Trust did not know of any person who, as of June 23, 2003, beneficially owned 5% or more of the outstanding shares of the Fund.


Management Ownership
--------------------
As of June 23, 2003, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.


			MANAGEMENT OF THE FUND
			----------------------

Investment Manager and Sub-Advisor
----------------------------------
  The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Fund. A wholly owned subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965.

  The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisors for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust, the Investment Manager also carries out the daily administration of the Trust and the Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of Systematic Financial Management, L.P., the sub-advisor that manages the assets of the Fund (the "Sub-Advisor" or "Systematic"). The Investment Manager receives no additional compensation from the Fund for its administration services. Systematic was selected by the Investment Manager, subject to the review and approval of the Trustees. Systematic is a limited partnership formed in 1982. AMG indirectly owns a majority interest in Systematic. As of December 31, 2002, Systematic's assets under management totaled approximately $4.5 billion. Systematic's address is 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, NJ 07666.

  The Sub-Advisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objective, policies and restrictions. Generally, the services which the Sub-Advisor provides to the Fund are limited to asset management and related record keeping services. The Sub-Advisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager and Sub-Advisor by the Fund
--------------------------------------------------------------
  As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Advisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Advisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.



Fee Waivers and Expense Limitations
-----------------------------------
  The Investment Manager has contractually agreed, through July
1, 2004, to limit total net annual Fund operating expenses for the Investor Class and the Institutional Class (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.15% and 0.90%, respectively, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information. The Investment Manager has decided to waive all or a portion of its fees from the Fund or reimburse expenses the Fund's for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds. In addition to any other waiver and/or reimbursement agreed to by the Investment Manager, Systematic from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

Investment Management and Sub-Advisory Agreements
-------------------------------------------------
  The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a sub-advisory agreement with Systematic (the "Sub-Advisory Agreement").

  The Investment Management Agreement and the Sub-Advisory
Agreement provide for an initial term of two years and thereafter continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Advisor on not more than 60 days written notice to the other party and to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

  The Investment Management Agreement provides that the
Investment Manager is specifically responsible for:

  * 	developing and furnishing continuously an investment
	program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

  * 	providing research and analysis relative to the
	investment program and investments of the Fund;

  * 	determining (subject to the overall supervision and
	review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

  * 	making changes on behalf of the Trust in the investments
	of the Fund.

  Under the Sub-Advisory Agreement, Systematic is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

  The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

  The Fund pays all expenses not borne by its Investment Manager or Sub-Advisor including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Advisor or their affiliates, other than affiliated registered investment companies.

  The Sub-Advisory Agreement requires the Sub-Advisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Advisor to acquire for the Fund a position in any investment which any of the Sub-Advisor's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

  Although the Sub-Advisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Advisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Approval of Investment Management and Sub-Advisory Agreements
-------------------------------------------------------------
  The Board of Trustees, including all of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), have approved the Investment Management Agreement with the Manager and the Sub-Advisory Agreement between the Manager and the Sub-Advisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Sub-Advisory Agreements for the Fund, the Trustees reviewed a variety of materials relating to the Fund, the Manager and the Sub-Advisor, including comparative performance, fee and expense information for the Fund and other similar mutual funds and performance information for the relevant benchmark indices.

  The Trustees reviewed information provided by the Manager relating to its operations and personnel. Among other things, the Manager provided a balance sheet and income statement, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account similar information provided periodically throughout the previous year by the Manager. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the Manager's administrative capabilities including its ability to supervise the Fund's other service providers; (b) the Manager's compliance programs including those related to personal investing and (c) the Manager's performance of substantially similar duties for other series of the Trust.

  The Trustees reviewed information provided by the Sub
Advisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other things, the Sub-Advisor provided (i) a balance sheet and income statement,
(ii) biographical information on portfolio management and other professional staff, (iii) performance information for the Sub-Advisor, the Fund's competitors and relevant benchmarks and (iv) descriptions of the Sub-Advisor's investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices. In the course of their deliberations, the Trustees evaluated, among other things;
(a) the services to be rendered by the Sub-Advisor; (b) the qualification and experience of the Sub-Advisor's personnel; (c) the Sub-Advisor's compliance programs including those related to personal investing; and (d) the Sub-Advisor's performance in employing its investment strategy. The Trustees also took into account the financial condition of the Manager and Sub-Advisor and their undertakings to maintain expense limitations for the Fund.

  The Trustees reached the following conclusions regarding the Investment Management Agreement and Sub-Advisory Agreement, among others: (A) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Sub-Advisor is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (C) the Manager and Sub-Advisor maintain appropriate compliance programs; and (D) the Fund's projected advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Sub-Advisor.

  Based on their conclusions, the Trustees determined that approval of the Investment Management and Sub-Advisory Agreements would be in the interests of the Fund and its shareholders.

Reimbursement Agreement
-----------------------
  Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund. MDI receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Code of Ethics
--------------
  The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, Managers Distributors, Inc. the Distributor and the Sub-Advisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment Manager, the Distributor or the Sub-Advisor, respectively and the code of ethics of the Sub-Advisor (applicable to "access persons" of the Trust that are also employees of the Sub-Advisor). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, the Distributor or the Sub-Advisor may invest in securities, including securities that may be purchased or held by the Fund.

Distribution Arrangements
-------------------------
  Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, acts as the distributor in connection with the offering of the Fund's shares. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation.

  Shares of the Investor Class are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution. In accordance with the terms of the Plan of Distribution, the Fund has agreed to pay the Distributor 0.25% of the average daily net assets of the Fund allocable to the Investor Class shares. The Distributor will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer Investor Class shares of the Fund to their clients through proprietary mutual fund "supermarkets" and similar platforms.

  Shares of the Institutional Class are sold without a sales load and are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

  The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

Custodian
---------
  The Bank of New York ("BNY" or the "Custodian"), 100 Church Street, New York, New York, is the Custodian for the Fund. The Custodian is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

  The Custodian is authorized to deposit securities in securities depositories or to use the services of sub- custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange
Commission.

Transfer Agent
--------------
  Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts 02266-8517, is the transfer agent (the "Transfer
Agent") for the Fund.

Independent Public Accountants
------------------------------
  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, reviews the Fund's federal and state income tax returns and may provide other audit, tax and related services.

	BROKERAGE ALLOCATION AND OTHER PRACTICES
	----------------------------------------

  The Sub-Advisory Agreement provides that the Sub-Advisor place all orders for the purchase and sale of securities held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Advisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Advisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

  In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Advisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Advisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Advisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Advisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Sub-Advisor. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

  The Trust has entered into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Sub-Advisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

  The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Advisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Advisor.

  The fees of the Sub-Advisor are not reduced by reason of their receipt of such brokerage and research services. Generally, the Sub-Advisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

  During the period April 1, 2002 (commencement of operations) to February 28, 2003, the Fund paid brokerage commissions of $29,771.

	     PURCHASE, REDEMPTION AND PRICING OF SHARES
	     ------------------------------------------

Purchasing Shares
-----------------
  Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

  Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain record keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Sub-Advisor.

  Purchase orders received by the Fund before the close of regular trading of the New York Stock Exchange (usually 4:00 p.m. New York Time), c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

  Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

  To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II, subject to applicable restrictions stock as minimum investment amounts. The 15-day holding period for redemption proceeds would still apply to shares purchased through such exchanges.

  If the check accompanying any purchase order does not clear, or if there are insufficient Fund in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

  In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares
----------------
  Any redemption orders received in proper form by the Trust before the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value next determined at the close of trading on that Business Day.

  Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Investor Class shares or the Institutional Class shares in the account falls below $5,000 or $250,000, respectively, due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

  If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

  Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares
------------------
  An investor may exchange shares from the Fund into shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II. Since an exchange is the sale of shares of the Fund and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value
---------------
  The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

  The net asset value per share of each Class is equal to the Fund's net worth (assets minus liabilities) allocable to the Class of shares divided by the number of shares outstanding of that Class. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Dividends and Distributions
---------------------------
  The Fund declares and pays dividends and distributions as described in the Prospectus.

  If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Distribution Plan
-----------------
  The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") with respect to the Investor Class of shares of the Fund. Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Investor Class shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of Investor Class shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and
(2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of Investor Class shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Investor Class shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees may authorize payments to Managers Distributors, Inc. which may not exceed on an annual basis 0.25% of the daily net assets of the Fund allocable to the Investor Class shares. All payments by the Fund under the Distribution Plan are treated as expenses of the Investor Class and no portion of these payments is allocated to the Institutional Class shares.

			CERTAIN TAX MATTERS
			-------------------

  The following summary of certain federal income tax considerations is based on current law, is for general information only, and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX
ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO THE SHAREHOLDER OF AN INVESTMENT IN A FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of Fund-In General
------------------------------------------
  The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although the Fund cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets be represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and
(ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

  If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders corporate dividends to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

  The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments
----------------------------------
  Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

  Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984 and obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

  Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Federal Income Taxation of Shareholders
---------------------------------------
  To the extent of the Fund's accumulated earnings and profits, ordinary income distributions, and distributions of generally net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will generally be taxed as ordinary income to such shareholders. However, under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for tax years 2003 through 2008) (the "Jobs and Growth Act"), such distributions will generally constitute qualified dividend income eligible for a maximum rate of 15% to individuals. Under the Jobs and Growth Act, however, if the aggregate amount of qualified dividend income received by the Fund during any taxable year is less than 95% of the Fund's gross income (as specifically defined for that purpose), such distributions will be eligible for a maximum rate of 15% to individuals if designated by the Fund as qualified dividend income. The Fund may designate such distributions as qualified dividend income only to the extent the Fund itself has qualified dividend income for the taxable year in which such
distribution are made.   Qualified dividend income is generally
dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquires other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

  Dividends paid by each Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

  Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution.

Tax-Exempt Investors
--------------------
  If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in a Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

Foreign Shareholders
--------------------
  Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.
In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the current rate of 28% for (the calendar year 2003) from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless an appropriate IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

State and Local Taxes
---------------------
  The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation
--------------
  The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

  Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

			PERFORMANCE DATA
			----------------

  From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund.

Average Annual Total Return
---------------------------
  The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

			P (1 + T)^n = ERV

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value of the hypothetical $1,000
		payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

  The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

  Because the Fund is new, performance data is not provided.

After Tax and Cumulative Returns
--------------------------------
  Average Annual Total Return (after taxes on distributions).
The Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:


			P(1+T)^n = ATVd

In the above formula, P = a hypothetical initial payment of $1,000.


T	=	average annual total return (after taxes on
		distributions)
n	=	number of years
ATVd	=	ending value of a hypothetical $1,000 payment
		made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

  The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

  The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

  Because the Fund is new, performance data is not provided.

  Average Annual Total Return (after taxes on distributions and redemptions) The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:


			P(1+T)^n = ATVdr

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return (after taxes on
		distributions and redemption)
N	=	number of years
ATVdr	=	ending value of a hypothetical $1,000 payment
		made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption

  The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

  The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

  The ending value used in calculating average annual return
(after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

  The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

  Because the Fund is new, performance data is not provided.

Cumulative Total Return. The Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains).

  Because the Fund is new, performance data is not provided.

Performance Comparisons
-----------------------
  The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Russell 2000 Value Index, Russell 3000 Index, Wilshire 5000 Equity Index, Russell 3000 Growth Index, Russell 1000 Growth Index, Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

Massachusetts Business Trust
----------------------------
  The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

  Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

  No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

  The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

  The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares
---------------------
  The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts Business Trust" above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of two classes of shares of the Fund - the Institutional Class and the Investor Class.

  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable.

  The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

  Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

  The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information
----------------------
  This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

  Statements contained in the Statement of Additional
Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration
Statement. Each such statement is qualified in all respects by such reference.

  No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS
--------------------
  The Fund's audited Financial Statements for the fiscal year ended February 28, 2003 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Accountants by PricewaterhouseCoopers LLP, are incorporated by reference into this Statement of Additional Information from the Fund's Annual Report for the fiscal year ended February 28, 2003, filed with the Securities and Exchange Commission pursuant to
Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The Fund's 2003 Annual Report is available without charge by calling Managers AMG Funds at (800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov.

				Date of Annual Report; Date of Filing
Fund				Of Annual Report; Accession Number
				-------------------------------------

Systematic Value Fund		2/28/03;4/22/03; 0001089951-03-000025

			      PART C
			      ------

		To the Registration Statement of
		Managers AMG Funds (the "Trust")


Item 23.	Exhibits.

Exhibit No.	Description
-----------	---------------------------------------------------
a.1		Master Trust Agreement dated June 18, 1999.(i)

a.2		Amendment No. 1 to Master Trust Agreement changing
		the name of the "Essex Growth Fund" to "Essex
		Aggressive Growth Fund." (iii)

a.3		Amendment No. 2 to Master Trust Agreement changing
		the name of the Trust to "Managers AMG Funds." (iii)

a.4		Amendment No. 3 to Master Trust Agreement
		establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier
		Growth Fund." (vii)

a.5		Amendment No. 4 to Master Trust Agreement
		establishing a new series of shares of beneficial interest of the Trust designated as the "First
		Quadrant Tax-Managed Equity Fund." (vii)

a.6		Amendment No. 5 to Master Trust Agreement
		establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier
		Small Company Value Fund." (ix)

a.7		Amendment No. 6 to Master Trust Agreement
		establishing two new series of shares of beneficial interest of the Trust designated as the "Rorer Large-Cap Fund" and the "Rorer Mid-Cap Fund." (xi)

a.8		Amendment No. 7 to Master Trust Agreement
		establishing Investor and Institutional Classes of shares of the Essex Aggressive Growth Fund and Investor and Institutional Classes of shares of the Systematic Value Fund. (xiv)

a.9		Amendment No. 8 to Master Trust Agreement
		establishing a new series of shares of beneficial interest of the Trust designated as the "Burridge
		Small Cap Growth Fund." (xvi)

a.10		Amendment No. 9 to Master Trust Agreement
		establishing a new series of shares of beneficial interest of the Trust designated as "Essex Large Cap Growth Fund." (xvii)

b.		By-Laws of the Trust dated June 18, 1999. (i)

c.		Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j),
		4.2(k), 4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3
		and Article V of the Master Trust Agreement are included in Exhibit a. (i)

d.1		Investment Management Agreement between the
		Registrant and The Managers Funds LLC, dated as of
		October 19, 1999. (iii)

d.2		Form of Letter Agreement to Investment Management
		Agreement between the Registrant and The Managers
		Funds, LLC with respect to the Frontier Growth Fund, dated as of September 19, 2000. (vi)

d.3		Form of Letter Agreement to Investment Management
		Agreement between the Registrant and The Managers
		Funds LLC with respect to the First Quadrant Tax-
		Managed Equity Fund. (vii)

d.4		Form of Letter Agreement to Investment Management
		Agreement between the Registrant and The Managers
		Funds LLC with respect to the Frontier Small Company
		Value Fund. (viii)

d.5		Sub-Advisory Agreement between The Managers Funds LLC
		and Essex Investment Management Company, LLC with respect to the Essex Aggressive Growth Fund, dated as of October 19, 1999. (iii)

d.6		Form of Sub-Advisory Agreement between The Managers
		Funds LLC and Frontier Capital Management Company, LLC with respect to the Frontier Growth Fund, dated as of September 19, 2000. (iv)

d.7		Form of Sub-Advisory Agreement between The Managers
		Funds, LLC and First Quadrant, L.P. with respect to the First Quadrant Tax-Managed Equity Fund, dated as of November 14, 2000. (vii)

d.8		Form of Letter Agreement to Sub-Advisory Agreement
		between The Managers Funds LLC and Frontier Capital Management Company, LLC with respect to the Frontier Small Company Value Fund. (viii)

d.9		Form of Letter Agreement to Investment Management
		Agreement between the Registrant and The Managers
		Funds LLC with respect to the Rorer Large-Cap Fund.(xi)

d.10		Form of Letter Agreement to Investment Management
		Agreement between the Registrant and The Managers
		Funds LLC with respect to the Rorer Mid-Cap Fund. (xi)

d.11		Form of Sub-Advisory Agreement between The Managers
		Funds LLC and Rorer Asset Management, LLC with respect to the Rorer Large-Cap Fund and the Rorer
		Mid-Cap Fund, dated December 5, 2001. (xi)

d.12		Form of Letter Agreement to Investment Management
		Agreement between the Registrant and The Managers
		Funds LLC with respect to the Systematic Value Fund. (xiv)

d.13		Form of Sub-Advisory Agreement between The Managers
		Funds LLC and Systematic Financial Management, L.P. with respect to the Systematic Value Fund. (xiv)

d.14		Form of Letter Agreement to the Investment Management
		Agreement between the Registrant and The Managers
		Funds LLC with respect to the Burridge Small Cap
		Growth Fund.  (xvi)

d.15		Form of Sub-Advisory Agreement between The Managers
		Funds, LLC and The Burridge Group LLC with respect to the Burridge Small Cap Growth Fund. (xvi)

d.16		Form of Letter Agreement to the Investment Management
		Agreement between the Registrant and The Managers
		Funds LLC with respect to Essex Large Cap Growth
		Fund.  (xviii)

d.17		Form of Sub-Advisory Agreement between The Managers
		Funds, LLC and Essex Investment Management Company,
		LLC with respect to Essex Large Cap Growth Fund. (xviii)

e.1		Distribution Agreement between the Registrant and
		Managers Distributors, Inc., dated April 1, 2001.
		(xiii)

e.2		Intentionally omitted.

e.3		Intentionally omitted.

e.4		Form of Letter Agreement to the Distribution
		Agreement between the Registrant and Managers
		Distributors, Inc. with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (xi)

e.5		Form of Letter Agreement to the Distribution
		Agreement between the Registrant and Managers Distributors, Inc. relating to Essex Aggressive Growth Fund and Systematic Value Fund. (xiv)

e.6		Form of Letter Agreement to the Distribution
		Agreement between the Registrant and Managers
		Distributors, Inc. relating to the Burridge Small Cap
		Growth Fund.  (xvi)

e.7		Form of Letter Agreement to the Distribution
		Agreement between the Registrant and Managers
		Distributors, Inc. relating to Essex Large Cap Growth
		Fund.  (xviii)

f.		Not applicable.

g.		Custodian Agreement between the Registrant and The
		Bank of New York.  (xvii)

h.		Form of Transfer Agency Agreement between the
		Registrant and Boston Financial Data Services, Inc. (iii)

i.1		Opinion and Consent of Goodwin Procter LLP with
		respect to the Investor and Institutional Class shares of the Essex Aggressive Growth Fund. (xv)

i.2		Opinion and Consent of Goodwin Procter LLP with
		respect to the Frontier Growth Fund. (vi)

i.3		Opinion and Consent of Goodwin Procter LLP with
		respect to the First Quadrant Tax-Managed Equity
		Fund. (vii)

i.4		Opinion and Consent of Goodwin Procter LLP with
		respect to the Frontier Small Company Value Fund. (ix)

i.5		Opinion and Consent of Goodwin Procter LLP with
		respect to the Rorer Large-Cap Fund and the Rorer
		Mid-Cap Fund. (xi)

i.6		Opinion and Consent of Goodwin Procter LLP with
		respect to the Systematic Value Fund.  (xiv)

i.7		Opinion and Consent of Goodwin Procter LLP with
		respect to the Burridge Small Cap Growth Fund.  (xvi)

i.8		Opinion and Consent of Goodwin Procter LLP with
		respect to Essex Large Cap Growth Fund.  (xviii)

j.		Consent of PricewaterhouseCoopers LLP with respect to
		Systematic Value Fund.  (filed herewith)

k.		Not Applicable.

l.1		Power of Attorney for the Trustees of the Registrant
		dated March 14, 2003. (xviii)

l.2		Power of Attorney for the Officers of the Registrant
		dated March 14, 2003. (xviii)

m.1		Plan of Distribution Pursuant to Rule 12b-1, dated as
		of October 15, 1999. (iii)

m.2		Addendum to Plan of Distribution Pursuant to Rule
		12b-1 with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (xi)

n.		Multiple Class Expense Allocation Plan adopted
		pursuant to Rule 18f-3.  (xiii)

n.1		Revised Schedule A to Multiple Class Expense
		Allocation Plan adopted pursuant to Rule 18f-3. (xiv)

o.		Not applicable.

p.1		Code of Ethics of the Trust. (vi)

p.2		Code of Ethics of The Managers Funds LLC and Managers
		Distributors, Inc. (xii)

p.3		Code of Ethics of Essex Investment Management
		Company, LLC. (vii)

p.4		Code of Ethics of Frontier Capital Management
		Company, LLC. (viii).

p.5		Code of Ethics of First Quadrant, L.P. (vii)

p.6		Code of Ethics of Rorer Asset Management, LLC. (xii)

p.7		Code of Ethics of Systematic Financial Management, L.P.  (xiv)

p.8		Code of Ethics of The Burridge Group LLC.  (xvi)
______________________________________________________________________________


(i)		Filed as an exhibit to the Registrant's Registration
		Statement on Form N-1A, Registration No. 333-84639 (filed August 6, 1999), under the same exhibit number.

(ii)		Filed as an exhibit to Pre-Effective Amendment No. 1
		to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed September 23,
		1999), under the same exhibit number.

(iii)		Filed as an exhibit to Pre-Effective Amendment No. 2
		to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 21,
		1999), under the same exhibit number.

(iv)		Filed as an exhibit to Post-Effective Amendment No. 1
		to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed June 19, 2000), under the same exhibit number.

(v)		Filed as an exhibit to Post-Effective Amendment No. 2
		to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed August 1,
		2000), under the same exhibit number.

(vi)		Filed as an exhibit to Post-Effective Amendment No. 4
		to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed September 15,
		2000), under the same exhibit number.

(vii)		Filed as an exhibit to Post-Effective Amendment No. 5
		to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed November 14,
		2000), under the same exhibit number.

(viii)		Filed as an exhibit to Post-Effective Amendment No. 6
		to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed November 17,
		2000), under the same exhibit number.

(ix)		Filed as an exhibit to Post-Effective Amendment No. 8
		to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed February 20,
		2001), under the same exhibit number.

(x)		Filed as an exhibit to Post-Effective Amendment No. 9
		to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed March 1, 2001), under the same exhibit number.

(xi)		Filed as an exhibit to Post-Effective Amendment No.
		10 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 5,
		2001), under the same exhibit number.

(xii)		Filed as an exhibit to Post-Effective Amendment No.
		11 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 19,
		2001), under the same exhibit number.

(xiii)		Filed as an exhibit to Post-Effective Amendment No.
		12 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 31,
		2001), under the same exhibit number.

(xiv)		Filed as an exhibit to Post-Effective Amendment No.
		13 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 17,
		2002), under the same exhibit number.

(xv)		Filed as an exhibit to Post-Effective Amendment No.
		14 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 30,
		2002), under the same exhibit number.

(xvi)		Filed as an exhibit to Post-Effective Amendment No.
		17 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed April 11,
		2002), under the same exhibit number.

(xvii)		Filed as an exhibit to Post-Effective Amendment No.
		19 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 31,
		2003), under the same exhibit number.

(xviii)		Filed as an exhibit to Post-Effective Amendment No.
		22 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed April 29,
		2003), under the same exhibit number.


Item 24.	Persons Controlled by or Under Common Control with Registrant.
-----------	--------------------------------------------------------------
		None.

Item 25.	Indemnification.
-----------	---------------------------------------------
  Under Article VI of the Registrant's Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered
Person's action was in or not opposed to the best interests of the Registrant.

Item 26.   Business and Other Connections of Investment Adviser.
--------   -----------------------------------------------------

  The Managers Funds LLC, a registered investment adviser, is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and AMG serves as its Managing Member. The
Managers Funds LLC serves as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-56365.

  Essex Investment Management Company, LLC ("Essex") serves as sub-adviser to the Essex Aggressive Growth Fund.
AMG owns a majority interest in Essex. Essex is the successor firm to Essex Investment Management Company,
Inc., which was formed in 1976. The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-12548.

  Frontier Capital Management Company, LLC.
("Frontier") serves as sub-adviser to the Frontier Growth
Fund and to the Frontier Small Company Value Fund. AMG owns a majority interest in Frontier. Frontier is the successor firm to Frontier Capital Management Company,
Inc., which was formed in 1980. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-15724.

  First Quadrant, L.P. ("First Quadrant") serves as sub-adviser to the First Quadrant Tax-Managed Equity Fund.
AMG owns a majority interest in First Quadrant.  First
Quadrant is the successor firm to First Quadrant
Corporation, which was formed in 1988. The business and other connections of the officers and directors of First
Quadrant are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-51748.

  Rorer Asset Management, LLC ("Rorer") serves as sub-adviser to the Rorer Large-Cap Fund and to the Rorer Mid-
Cap Fund. AMG owns a majority interest in Rorer. Rorer is the successor firm to Rorer Asset Management Company, L.P., which was formed in 1978. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-56110.

  Systematic Financial Management, L.P. ("Systematic") serves as sub-adviser to the Systematic Value Fund. AMG owns a majority interest in Systematic. Systematic was formed in 1983. The business and other connections of the officers and directors of Systematic are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said
Form ADV is 801-48908.

  The Burridge Group LLC ("Burridge") serves as sub-adviser to the Burridge Small Cap Growth Fund. AMG owns a majority interest in Burridge. Burridge was formed in 1986. The business and other connections of the officers and directors of Burridge are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-
53275.


Item 27.	Principal Underwriters.
------------	-----------------------------------------------------
	(a)	Managers Distributors, Inc. acts as principal
		underwriter for the Registrant.  Managers
		Distributors, Inc. also acts as principal underwriter for The Managers Funds, The Managers Trust I and The
		Managers Trust II.

	(b)	The following information relates to the directors,
		officers and partners of Managers Distributors, Inc.:




Name and Principal			Positions and Offices	Positions and
Business Address			with Underwriter	Offices with Fund
------------------			---------------------	-----------------
Nathaniel Dalton			Director		None
c/o Affiliated Managers Group
600 Hale Street
Prides Crossings, Massachusetts 01965
---------------------------------------	-----------------------	-----------------
Daniel J. Shea				Director		None
c/o Affiliated Managers Group
600 Hale Street
Prides Crossings, Massachusetts 01965
---------------------------------------	-----------------------	-----------------
John Kingston, III			Director and Secretary	None
c/o Affiliated Managers Group
600 Hale Street
Prides Crossings, Massachusetts 01965
---------------------------------------	-----------------------	-----------------
Peter M. Lebovitz			President		President
40 Richards Avenue
Norwalk, Connecticut 06854-2325
---------------------------------------	-----------------------	-----------------
Nathaniel Dalton			Treasurer		Treasurer and
40 Richards Avenue						Principal
Norwalk, Connecticut 06854-2325					Accounting Officer
---------------------------------------	-----------------------	-----------------




	(c)	Not applicable.

Item 28.	Location of Accounts and Records.
---------	------------------------------------------------
		The accounts and records of the Registrant are
		maintained at the offices of the Registrant at
		40 Richards Avenue, Norwalk, Connecticut  06854
		and at the offices of the Custodian, The Bank of New York, 100 Church Street, New York, New York
		10286 and at the offices of the Transfer Agent, Boston Financial Data Services, Inc. 1776
		Heritage Drive, North Quincy, Massachusetts 01171.

Item 29.	Management Services.
----------	---------------------------------------------------
		There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

Item 30.	Undertakings.
----------	-----------------
		Not applicable.

==================================================================
Exhibit No. j	Consent of PricewaterhouseCoopers LLP with respect
		to Systematic Value Fund


		CONSENT OF INDEPENDENT ACCOUNTANTS
		----------------------------------


We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our report dated
April 14, 2003, relating to the financial statements and financial highlights which appears in the February 28, 2003 Annual Report to Shareholders of Systematic Value Fund, which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights", "Independent Public Accountants" and "Financial Statements" in such Registration Statement.

PricewaterhouseCoopers LLP

Boston, Massachusetts
June 27, 2003


==================================================================

			SIGNATURES
			----------

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 30th day of June, 2003.



					MANAGERS AMG FUNDS

					BY:  /s/ Donald S. Rumery
					    ______________________
					    Donald S. Rumery
					    Treasurer


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature			Title				Date
---------			-----				----

	    *
_________________________	Trustee			June 30, 2003
Jack W. Aber


	    *
_________________________	Trustee			June 30, 2003
William E. Chapman, II


	    *
_________________________	Trustee			June 30, 2003
Sean M. Healey


	    *
_________________________	Trustee			June 30, 2003
Edward J. Kaier


	    *
_________________________	Trustee			June 30, 2003
Eric Rakowski


	    *
_________________________	President and Trustee	June 30, 2003
Peter M. Lebovitz		(Principal Executive
				Officer)


	    *
_________________________	Chief Financial Officer	June 30, 2003
Galan G. Daukas			(Principal Financial
				Officer)


/s/ Donald S. Rumery
_________________________	Treasurer		June 30, 2003
Donald S. Rumery		(Principal Accounting
				Officer)

/s/ Donald S. Rumery
-------------------------


*By Donald S. Rumery pursuant to Power of Attorney.